Loss Per Share	12 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Loss Per Share

20 LOSS PER SHARE

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended March 31, 2022, 2023 and 2024 as follows:

	Year ended March 31,
	2022	2023	2024
	RMB	RMB	RMB
Numerator:
Net loss attributable to ordinary shareholders-Basic and Diluted	(639,800)	(177,984)	(59,285)
Denominator:
Weighted average number of ordinary shares-Basic and Diluted	2,519,948,060	2,554,338,579	2,597,764,333
Basic and diluted loss per share	(0.25)	(0.07)	(0.02)

Basic loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted loss per share is computed using the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the period.

The following ordinary share equivalents were excluded from the computation of diluted net loss per share for the periods presented to eliminate any anti-dilutive effect:

	Year ended March 31,
	2022	2023	2024
Share options and RSUs	13,520,133	21,498,272	16,460,867